Note 26 - Shareholders and Share Capital - Shareholders' Ownership Interest (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Shareholders' ownership interest	100.00%	100.00%
Kunlun Tech Limited [member]
Statement Line Items [Line Items]
Shareholders' ownership interest	43.90%	33.33%
Keeneyes Future Holding Inc. [member]
Statement Line Items [Line Items]
Shareholders' ownership interest	17.84%	21.67%
Future Holding L.P. [member]
Statement Line Items [Line Items]
Shareholders' ownership interest	0.00%	12.50%
Qifei International Development Co, Ltd [member]
Statement Line Items [Line Items]
Shareholders' ownership interest	21.38%	27.50%
Golden Brick Capital Private Equity Fund I L.P. [member]
Statement Line Items [Line Items]
Shareholders' ownership interest	3.89%	5.00%
Tospring Technology Ltd. [member]
Statement Line Items [Line Items]
Shareholders' ownership interest	3.81%	0.00%
The Bank of New York Mellon [member]
Statement Line Items [Line Items]
Shareholders' ownership interest	8.42%	0.00%
IDG China Capital Fund III L.P. [member]
Statement Line Items [Line Items]
Shareholders' ownership interest	0.73%	0.00%
IDG China Capital III Investors L.P. [member]
Statement Line Items [Line Items]
Shareholders' ownership interest	0.04%	0.00%